Cover Page	12 Months Ended
Dec. 31, 2021
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Entity Registrant Name	Talkspace, Inc.
Entity Central Index Key	0001803901
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false